SCHEDULE OF INTANGIBLE ASSETS NET (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 33,444,951	$ 29,828,830
Less: accumulated amortization	(20,061,254)	(15,214,893)
Intangible assets, net	13,383,697	14,613,937
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	20,547,957	16,931,836
Developed Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Total	5,853,354	5,853,354
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,043,640	$ 7,043,640